Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Calculation of our Basic and Diluted Earnings per share Calculation

The following table shows the information used in the calculation of our basic and diluted earnings per share calculation as of June 30, 2018 and December 31, 2017. See Note 12 "Stockholders' Equity" for details on our April 12, 2018 stock split.

	For the six months ended June 30,

	2018	2017

Weighted average common shares outstanding for basic calculation	302,225,923	302,225,923
Add: Effect of stock options and restricted stock	2,789	—

Weighted average common shares outstanding for diluted calculation	302,228,712	302,225,923